Capitalized Software, Net - Summary of Capitalized Software, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Website costs	$ 6,653	$ 4,142
Development in process	2,856	3,277
Less: Accumulated amortization	(4,536)	(2,346)
Capitalized software, net	$ 4,973	$ 5,073